UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:   March 31, 2008
                                               ---------------------------------

Check here if Amendment |_|; Amendment Number:
                                               ---------------------------------
         This Amendment (Check only one.):     |_| is a restatement.

                                               |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ridgeback Capital Investments L.P.
         ------------------------------------
Address: 430 Park Avenue, 12th Floor
         ------------------------------------
         New York, New York 10022
         ------------------------------------

Form 13F File Number:  28-12856

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:    Ridgeback Capital Investments Ltd.,
         as General Partner,
         by Bud Holman
         ------------------------------------
Title:   Director
         ------------------------------------
Phone:   (212) 808-7729
         ------------------------------------

Signature, Place, and Date of Signing:


/s/ Bud Holman                   New York, New York             May 15, 2008
----------------------------  ------------------------       -------------------
        [Signature]                [City, State]                    [Date]

Ridgeback Capital Investments Ltd. is the general partner of Ridgeback Capital Investments L.P. Pursuant to an investment management agreement, Ridgeback Capital Management LLC maintains investment and voting power with respect to the securities held or controlled by Ridgeback Capital Investments Ltd. Wayne Holman, an individual, controls Ridgeback Capital Management LLC. Ridgeback Capital Management LLC, Ridgeback Capital Investments Ltd. and Wayne Holman do not own any securities reported herein directly.

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       2
                                         -------------
Form 13F Information Table Entry Total:  22
                                         -------------
Form 13F Information Table Value Total:  $571,448
                                         -------------
                                         (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.        Form 13F File Number          Name

    1          28-   12280                   Ridgeback Capital Management LLC
                     ---------------         -----------------------------------
    2          28-   12277                   Ridgeback Capital Investments Ltd.
                     ---------------         -----------------------------------

                                                FORM 13F INFORMATION TABLE


COLUMN 1           COLUMN 2        COLUMN 3     COLUMN 4         COLUMN 5          COLUMN 6       COLUMN 7          COLUMN 8
----------------   --------        --------     --------   ---------------------  -----------     --------    ----------------------
NAME OF ISSUER      TITLE           CUSIP        VALUE      SHRS OR   SH/  PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
                   OF CLASS                     (x$1000)    PRN AMT   PRN  CALL    DISCRETION     MANAGERS    SOLE  SHARED   NONE
----------------   --------        --------     --------   ---------  ---  -----  -----------     --------    ----  ------ ---------


Acorda             Common Stock    00484M106     $45,456   2,532,383  SH          Sole            1,2                      2,532,383
Therapeutics
Inc.

Altus              Common Stock    02216N105      $2,389     525,000  SH          Sole            1,2                        525,000
Pharmaceuticals
Inc.

AMAG               Common Stock    00163U106      $3,486      86,231  SH          Sole            1,2                         86,231
Pharmaceuticals,
Inc.

AP Pharma Inc.     Common Stock    00202J203        $916     732,891  SH          Sole            1,2                        732,891

AstraZeneca PLC    ADS             046353108    $164,744   4,336,500  SH          Sole            1,2                      4,336,500

Avigen Inc.        Common Stock    053690103      $3,487   1,249,707  SH          Sole            1,2                      1,249,707

Biodel Inc.        Common Stock    09064M105     $25,498   2,350,000  SH          Sole            1,2                      2,350,000

Biodelivery        Common Stock    09060J106      $1,287     552,523  SH          Sole            1,2                        552,523
Sciences
Int'l Inc.

Chelsea            Common Stock    163428105     $14,824   2,964,735  SH          Sole            1,2                      2,964,735
Therapeutics
Int'l, Ltd.

Human Genome       Common Stock    444903108     $15,285   2,595,000  SH          Sole            1,2                      2,595,000
Sciences Inc.

Incyte Corp.       Common Stock    45337C102     $53,631   5,102,899  SH          Sole            1,2                      5,102,899

Isolagen Inc.      Common Stock    46488N103      $1,446   2,754,900  SH          Sole            1,2                      2,754,900

Maxygen Inc.       Common Stock    577776107      $6,941   1,074,526  SH          Sole            1,2                      1,074,526

Medarex Inc.       Common Stock    583916101      $3,575     404,000  SH          Sole            1,2                        404,000

Momenta            Common Stock    60877T100     $20,383   1,864,826  SH          Sole            1,2                      1,864,826
Pharmaceuticals
Inc.


COLUMN 1           COLUMN 2        COLUMN 3     COLUMN 4         COLUMN 5          COLUMN 6       COLUMN 7          COLUMN 8
----------------   --------        --------     --------   ---------------------  -----------     --------    ----------------------
NAME OF ISSUER      TITLE           CUSIP        VALUE      SHRS OR   SH/  PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
                   OF CLASS                     (x$1000)    PRN AMT   PRN  CALL    DISCRETION     MANAGERS    SOLE  SHARED   NONE
----------------   --------        --------     --------   ---------  ---  -----  -----------     --------    ----  ------ ---------

Nektar             Common Stock    640268108      $3,192     460,000  SH          Sole            1,2                        460,000
Therapeutics

Pipex              Common Stock    724153200      $1,631   1,681,844  SH          Sole            1,2                      1,062,989
Pharmaceuticals,
Inc.

Poniard            Common Stock    732449301      $1,806     539,000  SH          Sole            1,2                        539,000
Pharmaceuticals
Inc.

Savient            Common Stock    80517Q100     $35,105   1,755,259  SH          Sole            1,2                      1,755,259
Pharmaceuticals
Inc.

Vivus Inc.         Common Stock    928551100      $9,437   1,565,000  SH          Sole            1,2                      1,565,000

Wyeth              Common Stock    983024100    $105,444   2,525,000  SH          Sole            1,2                      2,525,000

Zymogenetics Inc.  Common Stock    98985T109     $51,485   5,253,600  SH          Sole            1,2                      5,253,600
